Financial instruments - financial and other risks - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Increase (Decrease) Through Net Proceeds From Follow On Offerings, Equity	$ (100,695)	$ 319,600